Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule Of Employee Benefits
The total employee benefits costs for the Group (including key management personnel) during the periods presented were as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Wages, salaries, and other short-term benefits	157,011	127,242	83,053
Social security and other social benefits	44,255	30,216	8,228
Post-employment benefits	29,523	26,294	18,600
Share-based compensation	4,867	4,958	—
Total employee benefits	$235,656	$188,710	$109,881
The following table discloses total costs related to employee benefits for the Group’s Executive Management Team (“EMT”) and managing directors at the Group’s sales units:

	For the year ended December 31,
	2023	2022	2021
Short-term employee benefits	6,205	8,486	5,094
Post-employment benefits	907	996	525
Other long-term benefits	—	228	417
Share-based compensation	1,829	1,294	—
Total benefits to key management personnel only	$8,941	$11,004	$6,036